Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets [Line Items]
Impairments of goodwill	$ 0	$ 0	$ 0
Goodwill	1,610.1	1,610.8	1,607.0
Amortization expense on intangible assets	20.4	20.2	18.6
2014	17.2
2015	14.8
2016	13.2
2017	12.4
2018	12.3
Morton International, Inc
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 1,200.0